Document and Entity Information	21 Months Ended
Nov. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov 30, 2012
Trading Symbol	ppi
Entity Registrant Name	PASSPORT POTASH INC
Entity Central Index Key	0001508128
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Statements of financial position - unaudited (USD $)	Nov. 30, 2012	Feb. 29, 2012	Feb. 28, 2011
Current assets
Cash and cash equivalents	$ 337,481	$ 8,599,010	$ 10,719,413
Receivables	62,757	47,075	25,670
Prepaid expenses	53,021	79,837	59,473
Total Current Assets	453,259	8,725,922	10,804,556
Equipment	879	1,044	1,322
Unproven mineral properties	1,600,000	1,300,000	0
Long term deposit	975,000	225,000	0
Reclamation Deposits	15,000	15,000	14,394
Total Noncurrent Assets	2,590,879	1,541,044	15,716
TOTAL ASSETS	3,044,138	10,266,966	10,820,272
Current liabilities
Trade payables and accrued liabilities	229,025	522,649	433,778
Derivative liability	768,875	6,374,170	26,589,856
TOTAL LIABILITES	997,900	6,896,819	27,023,634
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock - Unlimited authorized without par value, 169,323,707 and 121,453,532 issued and outstanding at February 29, 2012 and February 28, 2011, respectively	33,446,541	31,286,606	24,315,381
Additional paid-in capital	11,151,481	11,052,223	6,955,598
Accumulated deficit	(13,514,818)	(13,514,818)	(13,514,818)
Deficit accumulated during exploration stage	(29,036,966)	(25,453,864)	(33,959,523)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	2,046,238	3,370,147	(16,203,362)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 3,044,138	$ 10,266,966	$ 10,820,272

Consolidated Statements of financial position - unaudited (Parenthetical) (USD $)	Nov. 30, 2012	Feb. 29, 2012	Feb. 28, 2011
Common Stock, No Par Value
Common Stock, Shares, Issued	180,576,408	169,323,707	121,453,532
Common Stock, Shares, Outstanding	180,576,408	169,323,707	121,453,532

Consolidated statements of operations - unaudited (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Nov. 30, 2012
Operating Expenses
Administration	$ 19,289	$ 0	$ 45,381	$ 54,925	$ 215,687	$ 525,450	$ 816,672	$ 886,885
Advertising	155,690	222,670	501,634	580,029	1,028,472	131,284	1,164,380	1,666,014
Business development	181,261	111,924	487,609	217,046	411,367	0	411,367	898,976
Consulting fees	181,054	437,727	494,912	1,452,465	2,783,987	3,731,814	7,260,606	7,755,518
Depreciation	55	68	165	210	278	339	1,997	2,162
Foreign exchange (gain) loss	(9,481)	262,159	134,466	321,816	198,974	(194,296)	(42,288)	92,178
Investor relations	82,157	32,479	270,828	579,961	487,996	437,102	978,753	1,249,581
Management fees	165,576	375,012	502,620	826,122	1,088,541	1,325,840	2,613,337	3,115,957
Mineral property impairment	0	0	0	0	0	0	652,784	652,784
Mineral property option payments and exploration costs	1,797,091	958,510	5,591,134	5,928,560	7,286,863	2,790,910	11,258,269	16,849,403
Office and miscellaneous	23,081	15,484	58,052	33,441	59,905	41,479	187,544	245,596
Professional fees	120,763	31,573	457,262	120,183	253,380	101,803	557,410	1,014,672
Property investigation costs	0	0	0	0	24,483	0	24,483	24,483
Rent					0	7,024	24,832
Transfer agent and filing fees	13,584	13,057	32,882	60,386	79,186	99,650	283,202	316,084
Net loss before other items	(2,730,120)	(2,460,663)	(8,576,945)	(10,175,144)	(13,919,119)	(8,998,399)	(26,193,348)	(34,770,293)
Other items
Change in derivative liability	(142,178)	8,759,379	4,853,604	20,920,063	22,209,156	(22,172,944)	561,350	5,414,954
Interest income	3,043	16,418	27,571	16,418	62,497	0	62,497	90,068
Loss on debt settlement	0	0	0	0	0	(37,488)	(37,488)	(37,488)
Mineral property - recovery	0	0	112,668	0				112,668
Other income	0	14,651	0	14,651	153,125	0	153,125	153,125
Operating Income (Loss)	(139,135)	8,790,448	4,993,843	20,951,132	22,424,778	(22,210,432)	739,484	5,733,327
Net profit (loss)	$ (2,869,255)	$ 6,329,785	$ (3,583,102)	$ 10,775,988	$ 8,505,659	$ (31,208,831)	$ (25,453,864)	$ (29,036,966)
Earnings (Loss) per share - basic	$ (0.02)	$ 0.05	$ (0.02)	$ 0.09	$ 0.06	$ (0.65)
Earnings per share - dilutive		$ 0.05		$ 0.09	$ 0.05
Weighted average number of shares outstanding during the year - basic	175,256,968	127,591,348	172,211,630	125,379,677	131,524,259	48,048,430
Weighted average number of shares outstanding during the year - dilutive		127,940,098		125,728,427	155,786,958

Consolidated statements of cash flows - unaudited (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Nov. 30, 2012
Operating activities
Profit (Loss) for the year	$ (3,583,102)	$ 10,775,988	$ 8,505,659	$ (31,208,831)	$ (25,453,864)	$ (29,036,966)
Adjustments for:
Depreciation	165	210	278	339	1,997	2,162
Fair value adjustment on warrants	(4,853,604)	(20,920,063)	(22,209,156)	22,172,944	(561,350)	(5,414,954)
Foreign exchange	0	0	0	0	(256,260)	(256,260)
Loss on debt settlement	0	0	0	37,488	37,488	37,488
Mineral property option payments	317,531	669,384	669,384	433,343	1,462,775	1,780,306
Other income	0	0	(138,474)	0	(138,474)	(138,474)
Stock-based compensation	99,258	2,720,346	4,063,925	6,217,121	10,893,397	10,992,655
Changes in non-cash working capital items:
Receivables	(15,682)	(56,541)	(21,405)	(25,670)	(47,075)	(62,757)
Prepaid expenses	26,816	(23,041)	(20,364)	(59,473)	(77,735)	(50,919)
Note Payable	0	137,298				0
Trade payables and accrued liabilities	(293,624)	(132,413)	227,345	134,645	493,748	200,124
Net cash flows used in operating activities	(8,302,242)	(6,828,832)	(8,922,808)	(2,298,094)	(13,645,353)	(21,947,595)
Investing activities
Reclamation deposits	0	(20,623)	(606)	9,596	(15,000)	(15,000)
Long term deposits	(750,000)	0	(225,000)	0	(225,000)	(975,000)
Mineral property acquisition costs	(300,000)	0	(1,300,000)	0	(1,300,000)	(1,600,000)
Net cash flows (used in) from investing activities	(1,050,000)	(20,623)	(1,525,606)	9,596	(1,540,000)	(2,590,000)
Financing activities
Proceeds on issuance of common shares - net of share issue costs	962,613	857,265	8,328,011	13,007,757	23,784,363	24,746,976
Subscriptions received	128,100	0				128,100
Net cash flows from financing activities	1,090,713	857,265	8,328,011	13,007,757	23,784,363	24,875,076
(Decrease) increase in cash and cash equivalents	(8,261,529)	(5,992,190)	(2,120,403)	10,719,259	8,599,010	337,481
Cash and cash equivalents, beginning	8,599,010	10,719,413	10,719,413	154	0	0
Cash and cash equivalents, ending	337,481	4,727,223	8,599,010	10,719,413	8,599,010	337,481
Supplemental disclosures:
Income tax	0	0	0	0	0
Interest	0	0	0	0	0
Cash and cash equivalents consist of:
Cash at bank	115,681	289,556	5,355,490	10,719,413	0
Guaranteed investment certificates	$ 221,800	$ 4,437,667	$ 3,243,520	$ 0	$ 0

Consolidated statements of shareholders equity - unaudited (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Beginning Balance at May. 22, 2007	$ 12,909,530	$ 28,190	$ (13,514,818)		$ (577,098)
Beginning Balance (Shares) at May. 22, 2007	11,029,389
Net Loss				(639,925)	(639,925)
Shares issued for cash private placement	982,322				982,322
Shares issued for cash private placement (Shares)	10,246,398
Shares issued for cash warrants exercised	294,325				294,325
Shares issued for cash warrants exercised (Shares)	2,800,000
Shares issued to acquire unproven mineral properties	34,402				34,402
Shares issued to acquire unproven mineral properties (Shares)	300,000
Shares issued for cash option exercise	47,474				47,474
Shares issued for cash option exercise (Shares)	621,000
Stock-based compensation		267,286			267,286
Ending Balance at Feb. 28, 2008	14,268,053	295,476	(13,514,818)	(639,925)	408,786
Ending Balance (Shares) at Feb. 28, 2008	24,996,787
Beginning Balance at Feb. 29, 2008
Net Loss				(1,114,326)	(1,114,326)
Shares issued for cash warrants exercised	670,195				670,195
Shares issued to acquire unproven mineral properties	81,504				81,504
Shares issued to acquire unproven mineral properties (Shares)	225,000
Shares issued for cash option exercise (Shares)	5,557,738
Share issue costs	(48,680)	61,578			12,898
Share issue costs (Shares)	100,000
Stock-based compensation		174,784			174,784
Ending Balance at Feb. 28, 2009	14,971,072	531,838	(13,514,818)	(1,754,251)	233,841
Ending Balance (Shares) at Feb. 28, 2009	30,879,525
Net Loss				(996,441)	(996,441)
Shares issued for cash private placement	491,933				491,933
Shares issued for cash private placement (Shares)	4,971,136
Transfer to derivative liability warrants issued	(359,669)				(359,669)
Share issue costs cash	(37,654)				(37,654)
Share issue costs warrants issued to finders	(26,505)	26,505
Cancelled shares (Shares)	(106)
Shares issued to acquire unproven mineral properties	244,142				244,142
Shares issued to acquire unproven mineral properties (Shares)	2,931,000
Stock-based compensation		170,281			170,281
Ending Balance at Feb. 28, 2010	15,283,319	728,624	(13,514,818)	(2,750,692)	(253,567)
Ending Balance (Shares) at Feb. 28, 2010	38,781,555
Net Loss				(31,208,831)	(31,208,831)
Shares issued for cash private placement	8,389,473				8,389,473
Shares issued for cash private placement (Shares)	51,411,839
Transfer to derivative liability warrants issued	(9,688,049)				(9,688,049)
Share issue costs cash	(121,888)				(121,888)
Share issue costs warrants issued to finders	(9,853)	9,853
Shares issued for cash warrants exercised	3,988,062				3,988,062
Shares issued for cash warrants exercised (Shares)	19,574,138
Shares issued to acquire unproven mineral properties	433,343				433,343
Shares issued to acquire unproven mineral properties (Shares)	6,000,000
Shares issued for cash option exercise	752,110				752,110
Shares issued for cash option exercise (Shares)	5,686,000
Transfer from derivative liability warrants exercised	5,288,864				5,288,864
Stock-based compensation		6,217,121			6,217,121
Ending Balance at Feb. 28, 2011	24,315,381	6,955,598	(13,514,818)	(33,959,523)	(16,203,362)
Ending Balance (Shares) at Feb. 28, 2011	121,453,532
Net Loss				8,505,659	8,505,659
Shares issued for cash private placement	7,537,877				7,537,877
Shares issued for cash private placement (Shares)	41,666,425
Transfer to derivative liability warrants issued	(3,668,077)				(3,668,077)
Share issue costs cash	(67,336)				(67,336)
Share issue costs warrants issued to finders	(32,700)	32,700
Shares issued for cash warrants exercised	319,105				319,105
Shares issued for cash warrants exercised (Shares)	2,275,000
Shares issued to acquire unproven mineral properties	669,384				669,384
Shares issued to acquire unproven mineral properties (Shares)	1,000,000
Shares issued for cash option exercise	538,365				538,365
Shares issued for cash option exercise (Shares)	2,928,750
Transfer from derivative liability warrants exercised	1,674,607				1,674,607
Stock-based compensation		4,063,925			4,063,925
Ending Balance at Feb. 29, 2012	31,286,606	11,052,223	(13,514,818)	(25,453,864)	3,370,147
Ending Balance (Shares) at Feb. 29, 2012	169,323,707
Net Loss				(3,583,102)	(3,583,102)
Shares issued for cash warrants exercised	962,613				962,613
Shares issued for cash warrants exercised (Shares)	9,602,701
Shares issued to acquire unproven mineral properties	317,531				317,531
Shares issued to acquire unproven mineral properties (Shares)	1,650,000
Subscriptions received	128,100				128,100
Transfer from derivative liability warrants exercised	751,691				751,691
Stock-based compensation		99,258			99,258
Ending Balance at Nov. 30, 2012	$ 33,446,541	$ 11,151,481	$ (13,514,818)	$ (29,036,966)	$ 2,046,238
Ending Balance (Shares) at Nov. 30, 2012	180,576,408

ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Text Block]

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Passport Potash Inc. (the “Company”) was incorporated on August 11, 1987 under Part 1A of the Quebec Companies Act . On May 4, 2011, the Company continued its corporate jurisdiction from the province of Quebec to the province of British Columbia, Canada, effective April 26, 2011. The Company is engaged in the acquisition and exploration of mineral properties. The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The unaudited consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Regulation S-X. They do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to the financial for the year ended February 29, 2012. In the opinion of management, all adjustments (including normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended November 30, 2012, are not necessarily indicative of the results that may be expected for any other interim period or the entire year. For further information, these unaudited consolidated financial statements and the related notes should be read in conjunction with the Company’s audited consolidated financial statements for the year ended February 29, 2012 included in the Company’s Form 10 registration statement.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of November 30, 2012, the Company has not achieved profitable operations and has an accumulated deficit. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet obligations and pay its liabilities arising from normal business operations when they come due and ultimately up on its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Management intends to obtain additional funding by borrowing funds from its directors and officers, issuing promissory notes and/or a private placement of common stock.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Passport Potash Inc. (the “Company”) was incorporated on August 11, 1987 under Part 1A of the Quebec Companies Act . On May 4, 2011, the Company continued its corporate jurisdiction from the province of Quebec to the province of British Columbia, Canada, effective April 26, 2011. The Company is engaged in the acquisition and exploration of mineral properties. The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with US generally accepted accounting principles (“GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company is in the exploration stage. It has not generated operating revenues to date, and has accumulated losses of $38,968,682 since inception. The Company has funded its operations through the issuance of capital stock and debt. Management plans to raise additional funds through equity and/or debt financings. There is no certainty that further funding will be available as needed. These factors raise substantial doubt about the ability of the Company to continue operating as a going concern. The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise new capital sufficient to fund its commitments and ongoing losses, and ultimately on generating profitable operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 29, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars (“USD”). The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, PPI Holding Corporation. All intercompany transactions and balances have been eliminated.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproven mineral properties, determination of fair values of stock based transactions and derivative liability, and deferred income tax rates.

Long Lived Assets

The carrying value of long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation. To date the Company has not incurred any measurable asset retirement obligations.

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash and cash equivalents, receivables, trade payable approximates their carrying value due to their short-term nature.

Foreign Currency Translation and Transaction

The functional currency for the Company is USD. The Company translates assets and liabilities to USD using year-end exchange rates, translates unproved mineral properties and equipment using historical exchange rates, and translates expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included in current operations.

Income Taxes

Income taxes are determined using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Loss per Share

The Company presents both basic and diluted loss per share (“LPS”) on the face of the statements of operations. Basic LPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted LPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted LPS excludes all dilutive potential shares if their effect is anti-dilutive.

Unproven Mineral Properties

Realization of the Company's investment in and expenditures on unproven mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.

Stock Options and Other Share-Based Compensation

The Company accounts for Stock-Based Compensation under ASC 718 “Compensation - Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options or warrants issued to non-employees are recorded in expense and additional paid-in capital in shareholders' equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options or warrants at the end of each period.

The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

EQUIPMENT	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
EQUIPMENT [Text Block]

NOTE 2 – EQUIPMENT

Equipment

Cost
At February 29, 2012	$34,527
At November 30, 2012	$34,527

Depreciation
At February 29, 2012	$33,483
Charge for the period	165
At November 30, 2012	$33,648

Net book value
At February 29, 2012	$1,044
At November 30, 2012	$879

NOTE 3 – EQUIPMENT

	Equipment	Total
Cost:
At March 1, 2010	$34,527	$34,527
At February 28, 2011	34,527	34,527
At February 29, 2012	$34,527	$34,527
Depreciation:
At March 1, 2010	$32,866	$32,866
Charge for the period	339	339
At February 28, 2011	33,205	33,205
Charge for the period	278	278
At February 29, 2012	$33,483	$33,483
Net book value:
At February 28, 2011	$1,322	$1,322
At February 29, 2012	$1,044	$1,044

UNPROVEN MINERAL PROPERTIES	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
UNPROVEN MINERAL PROPERTIES [Text Block]

NOTE 3 – UNPROVEN MINERAL PROPERTIES

Holbrook Basin Project

	November 30, 2012	Additions	February 29, 2012
Property acquisition costs
Cash paid for properties	$1,600,000	$300,000	$1,300,000
Balance, ending	$1,600,000	$300,000	$1,300,000
Mineral property option payments and exploration costs
Costs incurred:
Assay	$213,914	$140,595	$73,319
Drilling and related costs	7,873,481	2,659,072	5,214,409
Geological consulting	1,983,800	670,701	1,313,099
License and filing	221,124	121,721	99,403
Option payments	4,094,564	1,431,501	2,663,063
Project administration	2,462,520	567,544	1,894,976
	16,849,403	5,591,134	11,258,269
Recovery	(112,668)	(112,668)	-
Balance, ending	$16,736,735	$5,478,466	$11,258,269

The Company acquired mineral claims in the Holbrook Basin Project through the following agreements:

Southwest Exploration Property, Arizona

On September 30, 2008, as amended, the Company entered into an option agreement to purchase an undivided 100% of certain mining claims located in the Holbrook Basin region of Arizona, USA, for the following considerations:

a)	$100,000 on execution of the agreement (paid);
b)	1,000,000 options (issued) upon receipt of TSX Venture Exchange (“TSX-V”) approval of the agreement;
c)	$125,000 ninety days following issuance of a drilling permit from the Arizona State Land Department (paid);
d)	250,000 shares on April 1, 2009 (issued with a fair value of $26,988);
e)	2,681,000 shares on October 1, 2009 (issued with a fair value of $217,064);
f)	5,000,000 shares on November 1, 2010 (issued with a fair value of $262,274);
g)	$350,000 six months following TSX-V approval of the issuance of 5,000,000 shares (paid);
h)	Funding of US$200,000 in exploration expenditures pursuant to the completion of a NI 43-101 technical report (completed);
i)	250,000 shares upon completion of a NI 43-101 technical report after drilling (issued with a fair value of $45,595); and
j)	During the year ended February 29, 2012, the Company purchased the 1% Net Smelter Royalty (“NSR”) for $1 million.

The Company now has a 100% interest, with no NSR, in the Southwest Exploration Property.

At November 30, 2012, the Company had a reclamation bond of $15,000 (February 29, 2012: $15,000) for work done on the Southwest Exploration Property.

Twin Buttes Ranch, Arizona

On August 28, 2009, as amended, the Company entered into a four year lease with an option to purchase private deeded land within the Holbrook Basin. Under the terms of the agreement the Company can earn a 100% undivided interest in the deeded land and sub-surface mineral rights by making lease payments totaling $500,000 over four years and, upon exercising its option to purchase, by paying $20,000,000 for the entire Twin Buttes Ranch including all sub-surface mineral rights except those pertaining to oil and gas, petrified wood and geothermal resources. There are no royalties associated with the sub-surface mineral rights.

Details of the payments under the agreement are as follows:

a)	A payment of $50,000 and $10,000 legal costs on or before November 26, 2009 (paid);
b)	A payment of $25,000 on September 17, 2010 (paid);
c)	A payment of $75,000 on December 1, 2010 (paid);
d)	A payment of $150,000 on August 28, 2011 (paid); and
e)	A payment of US$200,000 on August 28, 2012 (paid).

Upon exercising its option to purchase the entire Twin Buttes Ranch, the Company must deliver a certified cheque in the amount of US$1,000,000 on or before 5pm (Arizona time), August 28, 2013 (the option expiry date), followed by a payment of US$19,000,000 within thirty days.

The lease agreement and purchase option will expire on August 28, 2013 or such other time as is mutually acceptable and agreed to in writing by both parties.

Fitzgerald Ranch, Arizona

On May 7, 2012, and amended during November 2012, the Company entered into an agreement to acquire the Fitzgerald Ranch which lies directly adjacent to the Twin Buttes Ranch for $15,000,000, closing date being December 18, 2013 as follows:

i.	To November 30, 2012 the Company paid $475,000 (paid) (February 29, 2012: $225,000) as a deposit, in stages towards this purchase;
ii.	A payment of $500,000 paid upon execution of the amendment in November 2012(paid);
iii.	A payment of $4,000,000 to be paid on or before December 18, 2012;
iv.	A payment of $5,000,000 to be paid on or before June 30, 2013; and
v.	The balance of $5,000,000 to be paid on or before December 18, 2013.

Joint Exploration Agreement – HNZ Potash, LLC (“HNZ”)

On July 27, 2012 the Company entered into a Joint Exploration Agreement in which the Company assigned 50% of their interest in certain permits, twenty-one permitted parcels, within the Holbrook Basin Project (from Southwest Exploration Property and Twin Buttes Ranch above) to HNZ. In return, HNZ reimbursed the Company for 50% of mineral exploration costs previously incurred on the permits, ($112,668 received during the nine months ended November 30, 2012), and the Company will be liable for 50% of the future costs relating to the permits.

American Potash LLC, Arizona

On November 12, 2010, the Company entered into an option agreement to acquire 100% of the right, title and interest in five exploration permits within the Holbrook basin for the following considerations:

a)	500,000 shares of the Company to be issued on the earlier of December 15, 2010 or within five business days of the TSX-V acceptance date (issued with a fair value of $130,444);
b)	Three cash payments of $30,000 each within 12, 18, and 24 months of the acceptance date ($30,000 paid during the year ended February 29, 2012 and $60,000 paid during March, 2012); and
c)	All taxes assessed against the property and minimum exploration work to keep the claims in good standing.

The Company purchased the 2% NSR during March, 2012 for $300,000.

Mesa Uranium, Arizona

On August 31, 2010, the Company entered into an agreement to acquire 100% undivided interest in three exploration permits within the Holbrook basin for the following considerations:

a)	500,000 shares of the Company upon TSX-V approval (issued with a fair value of $40,625);
b)	$20,000 within 90 days of the completion of next financing after the agreement date (paid);
c)	Minimum exploration expenditures of $19,518 in 2010 as required by the Arizona State Land Department (completed); and
d)	Maximum available assessment work credits or payments in lieu of the minimum requirements to keep the claims in good standing.

Upon completion of all terms above, the Company shall have earned a 75% interest and title of the permits shall be transferred to the Company (completed). The Company can purchase the remaining 25% interest by paying $100,000 cash, share equivalent or work expenditures (completed). The property is subject to a 2% NSR and the Company can purchase the NSR at the price of $300,000 for the full 2%. During the year ended February 29, 2012, the Company purchased the 2% NSR for $300,000.

The Company now has a 100% interest, with no NSR, in the Mesa property.

Ringbolt Property, Arizona

On March 28, 2011 the Company entered into an option agreement to acquire 90% undivided legal and beneficial interest in and to the Ringbolt Property free and clear of all encumbrances in exploration leases for the following considerations:

a)	$50,000 upon execution of this agreement (paid);
b)	$250,000 upon TSX-V approval received on May 17, 2011 and 1,000,000 common shares (issued with a fair value of $669,384);
c)	Minimum exploration expenditures within 1 year of TSX-V approval of $500,000 ;
d)	On or before the first anniversary of TSX-V approval $350,000 and 1,400,000 common shares (see below);
e)	Minimum exploration expenditures within first year of first anniversary of TSX-V approval of $750,000 ;
f)	$350,000 upon second anniversary of TSX-V approval and 1,600,000 common shares; and
g)	Minimum exploration expenditures within 1 year of 2 nd anniversary of TSX-V approval of $1,000,000.

On completion of all terms above, the Company shall have earned a 90% interest and title of the permits shall be transferred to the Company. Upon exercise of the option agreement, the Company shall be deemed to be granted an option to purchase the remaining 10% interest in the property for the payment of $5,000,000.

The Company paid a finder’s fee of $25,825 to a third party in connection with this option agreement.

The Company became subject to a civil action in the Third Judicial District court, Salt Lake County, State of Utah in connection with the Ringbolt Property option agreement. The optionors were seeking payment of $350,000, the issuance of 1,400,000 of the Company’s shares and $20,716 in expenses related to the property, alternatively damages of $644,000. The Company did not make the required payment and did not issue the shares to the optionors as it contended that the optionors were in default of the option agreement. The Company has counter claimed for specific performance under the option agreement and paid $350,000 and issued the 1,400,000 shares to the Utah court.

The court ruled that tender to the court was not sufficient; therefore, the cash and shares were released to optionors on July 10, 2012. The fair value of the 1,400,000 shares were $271,936.

On September 10, 2012, the court granted the motion for a preliminary injunction, which enjoined the optionors from terminating the Ringbolt option agreement based upon the grounds alleged by the optionors.

On October 30, 2012 the Company entered into an amended option agreement to acquire 100% undivided legal and beneficial interest in and to the Ringbolt Property, free and clear of all encumbrances in exploration leases.

Under the terms of the settlement agreement, the parties have agreed to an Amendment of the Option Agreement (“Amendment Agreement”) according to the following terms:

1.	The Company will pay to the optionors a total of $3,850,000 according to the following schedule:

a.	$150,000 upon execution of the Amendment Agreement (paid);
b.	$2,450,000 upon TSX-V approval; and
c.	$1,250,000 on or before October 31, 2014.

2.	The Company will issue 750,000 common shares to the optionors upon TSX-V approval.

3.	Upon written notice from the TSX-V that the Amendment Agreement has been approved, the parties shall simultaneously do the following:

a.

the optionors shall assign all of their right, title, and interest in and to the Ringbolt Property and will take all necessary action with the Arizona State Land Department to effect such assignment; and

b.

the Company will place into escrow on behalf of the optionors the $2,450,000 cash payment and the 750,000 common shares of the Company. The cash payment and shares will be released to the optionors upon receipt of confirmation of the assignment of the Ringbolt Property to the Company.

4.	There will be no royalty attached to the transferred permits.

5.	Should the Company sell or in any way transfer its interest in the Ringbolt Property, the optionors will receive a bonus payment in accordance with the following schedule:

a.	If the Company receives less than $30 million for the transaction, then no bonus payment shall be payable;
b.	If the Company receives greater than $30 million but less than $40 million the optionors would receive 20% of the gross consideration in excess of $30 million;
c.

If the Company receives greater than $40 million but less than $50 million the optionors would receive $2,000,000 plus 10% of the gross consideration in excess of $40 million, to a maximum of $1,000,000 ; or

d.	If the Company receives greater than $50 million the optionors would receive $3,000,000 plus 20% of the gross consideration received in excess of $50 million.

Based upon the foregoing, the parties have agreed to a mutual release and settlement of any claims and causes of action between the parties as of the date of the settlement agreement.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. The amendment stipulates that in the event that the cash payment of US$2,450,000 following TSX-V approval of the Amendment Agreement is delayed, the parties agree to extend the payment deadline for a period of 30 days from the date of final approval from the TSX-V with the payment of US$100,000 to one of the optionors with this extension payment to be deducted from the US$2,450,000 payment due following TSX-V approval. A payment of $100,000 was made to the optionor on December 20, 2012.

NOTE 4 – UNPROVEN MINERAL PROPERTIES

Holbrook Basin Project

	March 1, 2010	Additions	February 28, 2011	Additions	February 29, 2012
Property acquisition costs
Cash paid for property	$-	$-	$-	$1,300,000	$1,300,000
Balance, end of year	$-	$-	$-	$1,300,000	$1,300,000
Option payments and exploration costs
Costs incurred during year:
Assay	$-	$-	$-	$73,319	$73,319
Drilling and related costs	597,715	867,298	1,465,013	3,749,396	5,214,409
Geological consulting	-	276,922	276,922	1,036,177	1,313,099
License and filing	-	-	-	99,403	99,403
Option payments	582,781	905,073	1,487,854	1,175,209	2,663,063
Project administration	-	293,011	293,011	697,702	990,713
Balance, end of year	$1,180,496	$2,342,304	$3,522,800	$6,831,206	$10,354,006

The Company acquired mineral claims in the Holbrook Basin Project through the following agreements:

Holbrook Basin Property, Arizona

On September 30, 2008, as amended, the Company entered into an option agreement to purchase an undivided 100% of certain mining claims located in the Holbrook Basin region of Arizona, USA, for the following considerations:

a)	$100,000 on execution of the agreement (paid);
b)	1,000,000 options (issued) upon receipt of TSX-V approval of the agreement;
c)	$125,000 ninety days following issuance of a drilling permit from the Arizona State Land Department (paid);
d)	250,000 shares on April 1, 2009 (issued with a fair value of $26,988);
e)	2,681,000 shares on October 1, 2009 (issued with a fair value of $217,064);
f)	5,000,000 shares on November 1, 2010 (issued with a fair value of $262,274);
g)	$350,000 six months following TSX approval of the issuance of 5,000,000 shares (paid);
h)	Funding of US$200,000 in exploration expenditures pursuant to the completion of a NI 43-101 technical report (completed);
i)	250,000 shares upon completion of a NI 43-101 technical report after drilling (issued subsequent to February 29, 2012); and
j)

The Optionor shall retain a 1% Net Smelter Royalty (“NSR”). The Company has the right to purchase the 1% NSR for $ 1 Million. During the year ended February 29, 2012, the Company purchased the 1% NSR for $1 million.

The Company now has a 100% interest, being NSR free, in the Holbrook Basin property.

At February 29, 2012, the Company had a reclamation bond of $15,000 (2011: $14,394) for work done on the Holbrook Basin Property.

Twin Butte Ranch, Arizona
A.           Twin Butte Ranch

On August 28, 2009, as amended, the Company entered into a four year lease with an option to purchase private deeded land within the Holbrook Basin. Under the terms of the agreement the Company can earn a 100% undivided interest in the deeded land and sub-surface mineral rights by making lease payments totaling $500,000 over four years and, upon exercising its option to purchase, by paying $20,000,000 for the entire Twin Butte Ranch including all sub-surface mineral rights except those pertaining to oil and gas, petrified wood and geothermal resources. There are no royalties associated with the sub-surface mineral rights.

Details of the payments under the agreement are as follows:

a)	A payment of $50,000 and $10,000 legal costs on or before November 26, 2009 (paid);
b)	A payment of $25,000 on September 17, 2010 (paid);
c)	A payment of $75,000 on December 1, 2010 (paid);
d)	A payment of $150,000 on August 28, 2011 (paid); and
e)	A payment of US$200,000 on August 28, 2012.

Upon exercising its option to purchase the entire Twin Butte Ranch, the Company must deliver a certified cheque in the amount of US$1,000,000 on or before 5pm (Arizona time), August 28, 2013 (the option expiry date), followed by a payment of US$ 19,000,000 within thirty days.

The lease agreement and purchase option will expire on August 28, 2013 or such other time as is mutually acceptable and agreed to in writing by both parties.

B.           Twin Butte Ranch - Fitzgerald Ranch addition

On August 17, 2011, the Company has signed a letter of intent to acquire the Fitzgerald Ranch which lies directly adjacent to the Twin Buttes Ranch. The purchase price shall be $14,500,000 to be paid at the time of closing the sale.

An amount of $250,000 must be paid in escrow, within five days of signing the letter of intent, as a deposit, as follows:

i)	Refundable US$225,000 (paid); and

ii)	Non-refundable US$ 25,000 (paid).

American Potash LLC, Arizona
On November 12, 2010, the Company entered into an option agreement to acquire 100% of the right, title and interest in five exploration permits within the Holbrook basin for the following considerations:

a)	500,000 shares of the Company to be issued on the earlier of December 15, 2010 or within five business days of the TSX-V acceptance date (issued with a fair value of $130,444);
b)

Three cash payments of $30,000 each with 12, 18, and 24 months of the acceptance date ($30,000 paid during the year ended February 29, 2012 and $60,000 paid subsequent to February 29, 2012 (Note 18)); and

c)	All taxes assessed against the property and minimum exploration work to keep the claims in good standing.

The property is subject to a 2% NSR. The Company can purchase one half of the royalty for $150,000 and the remaining half for $150,000. The Company purchased the 2% NSR subsequent to February 29, 2012 (Note 18).

Mesa Uranium, Arizona
On August 31, 2010, the Company entered into an agreement to acquire 100% undivided interest in three exploration permits within the Holbrook basin for the following considerations:

a)	500,000 shares of the Company upon TSX-V approval (issued with a fair value of $40,625);
b)	$20,000 within 90 days of the completion of next financing after the agreement date (paid);
c)	Minimum exploration expenditures of $19,518 in 2010 as required by the Arizona State Land Department (expended); and
d)	Maximum available assessment work credits or payments in lieu of the minimum requirements to keep the claims in good standing.

On completion of all terms above, the Company shall have earned a 75% interest and title of the permits shall be transferred to the Company (Earned). The Company can purchase the remaining 25% interest by paying $100,000 cash, share equivalent or work expenditures (Expended). The property is subject to a 2% NSR and the Company can purchase the NSR at the price of $300,000 for the full 2%. During the year ended February 29, 2012, the Company purchased the 2% NSR for $300,000.

The Company now has a 100% interest, being NSR free, in the Mesa property.

Ringbolt Property, Arizona

On March 28, 2011 the Company entered into an option agreement to acquire 90% undivided legal and beneficial interest in and to the Ringbolt Property free and clear of all encumbrances in exploration leases for the following considerations:

a)	$50,000 upon execution of this agreement (paid);
b)	$250,000 upon TSX-V approval on May 17, 2011 and 1,000,000 common shares (issued with a fair value of $669,384);
c)	Minimum exploration expenditures within 1 year of TSX-V approval of $500,000;
d)	On or before the first anniversary of TSX-V approval $350,000 and 1,400,000 common shares;
e)	Minimum exploration expenditures within first year of first anniversary of TSX-V approval of $750,000;
f)	$350,000 upon 2 nd anniversary of TSX-V approval and 1,600,000 common shares; and
g)	Minimum exploration expenditures within 1 year of 2 nd anniversary of TSX-V approval of $1,000,000.

On completion of all terms above, the Company shall have earned a 90% interest and title of the permits shall be transferred to the Company. Upon exercise of the option agreement, the Company shall be deemed to be granted an option to purchase the remaining 10% interest in the Property for the payment of $5,000,000.

The Company paid a finder’s fee of $25,825 to a third party in connection with this option agreement.

The Company became the subject to a civil action in the Third Judicial District court, Salt Lake County, State of Utah in connection with the Ringbolt Property option agreement. The optionors are seeking payment of $350,000, 1,400,000 of the Company’s shares and $20,716 in expenses related to the property, alternatively damages of $644,000. The Company did not make the required payment and did not issue the shares to the optionors as it contends that the optionors are in default of the option agreement. The Company has counter claimed for specific performance under the option agreement and has paid the $350,000 and issued the 1,400,000 shares into the Utah court.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 4 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	November 30,	February 29,
	2012	2012
Companies controlled by Directors of the Company (i)	$46,954	$19,683
Companies controlled by Directors of the Company (ii)	-	15,812
	$46,954	$35,495

(i)	This amount is unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and had no fixed terms of repayment.

The following amounts due from related parties are included in receivables and prepaid expenses:

	November 30,	February 29,
	2012	2012
Companies controlled by Directors of the Company (i)	$24,776	$-

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company:

	Nine month period ended
	November 30,	November 30,
	2012	2011
Administration	$18,460	$-
Consulting	431,227	-
Management fees	277,620	130,526
Mineral property option payments and exploration costs	298,043	143,000
	$1,025,350	$273,526

NOTE 5 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	February 29,	February 28,
	2012	2011
Directors of the Company (i)	$19,683	$66,431
Director of the Company (ii)	15,812	13,398
	$35,495	$79,829

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and has no fixed terms of repayment.

Related party transactions

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company.

	Year ended
	February 29,	February 28,
	2012	2011
Administration fees	$17,849	$-
Consulting	112,484	-
Management fees	240,121	150,111
Mining exploration costs	162,985	114,096
Rent	-	7,024
	$533,509	$271,231

DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
DERIVATIVE LIABILITY [Text Block]

NOTE 5 – DERIVATIVE LIABILITY

	November 30,	February 29,
	2012	2012
Balance, beginning	$6,374,170	$26,589,856
Fair value of warrants issued	-	3,668,077
Fair value of warrants exercised	(751,691)	(1,674,607)
Change in derivative liability	(4,853,604)	(22,209,156)
Balance, ending	$768,875	$6,374,170

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		November 30, 2012		February 29, 2012
	Exercise Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	-	-	1,713,156	312,520
November 8, 2010	$0.10	-	-	7,924,545	1,488,100
January 31, 2011	$0.35	20,070,000	65,711	20,070,000	1,764,212
January 11, 2012	$0.20	20,833,204 *	703,164	20,833,204	2,809,338
		40,903,204	$768,875	50,540,905	$6,374,170

*See Note 7

The fair value of the share purchase warrants were calculated using the Black-Scholes valuation model using the following assumptions: Expected dividend yield – 0% (February 29, 2012: 0%); Expected stock price volatility – 78%-80% (February 29, 2012: 102%-109%); Risk-free interest rate – 1.03% (February 29, 2012: 0.93% - 0.95%); Expected life of share purchase warrants – 0.12 - 0.17 years (February 29, 2012: 0.33 - 0.92 years).

NOTE 8 – DERIVATIVE LIABILITY

	February 29,	February 28,
	2012	2011
Balance, beginning	$26,589,856	$17,727
Fair value of warrants issued	3,668,077	9,688,049
Fair value of warrants exercised	(1,674,607)	(5,288,864)
Change in derivative liability	(22,209,156)	22,172,944
	$6,374,170	$26,589,856

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		February 29, 2012		February 28, 2011
	Exercise Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	1,713,156	312,520	1,713,156	1,501,016
November 8, 2010	$0.10	7,924,545	1,488,100	9,839,545	8,669,307
January 31, 2011	$0.35	20,070,000	1,764,212	20,430,000	16,419,533
January 11, 2012	$0.20	20,833,204	2,809,338	-	-
		50,540,905	$6,374,170	31,982,701	$26,589,856

The fair value of the share purchase warrants were calculated using the Black-Scholes valuation model and the following assumptions: Expected dividend yield – 0 (2011:0%); Expected stock price volatility – 102%-109% (2011:159%-170%) Risk-free interest rate – .93%-.95% (2011:1.62% -1.83%); Expected life of share purchase warrants – .33-.92 years (2011:1.33 -1.93 years).

COMMON STOCK	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
COMMON STOCK [Text Block]

NOTE 6 – COMMON STOCK

Common shares

During the period ended November 30, 2012, the Company issued the following shares:

(a)	During the period ended November 30, 2012, 9,602,701 warrants were exercised at CDN$0.10 per share for proceeds of $962,613.

(b)	The Company issued 1,650,000 shares pursuant to mineral property option agreements at fair values ranging from CDN$0.19 to CDN$0.20 per share for a total fair value of $317,531.

(c)

To November 30, 2012 the Company received $128,100 for the issuance of units of its common stock at CDN$0.18 per unit. Each unit consists of one common share and one-half of one share purchase warrant. Each warrant entitles holder to purchase an additional common share at CDN$0.25 for a period of five years.

Stock options

The changes in options during the nine month period ended November 30, 2012 are as follows:

	Nine month period ended
	November 30, 2012
		Weighted
		average
		exercise
	Number of	price
	options	(CDN$)
Options outstanding, February 29, 2012	16,811,892	$0.32
Options granted	-	-
Options exercised	-	-
Options cancelled	-	-
Options outstanding, November 30, 2012	16,811,892	$0.32

Options exercisable, November 30, 2012	16,761,892	$0.32

Details of options outstanding as at November 30, 2012 are as follows:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 3, 2016
1,826,000	0.59	June 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
16,811,892

The options outstanding as at August 31, 2012 have a weighted average remaining contractual life of 3.44 years (February 29, 2012 - 4.27 years).

Share purchase warrants

The changes in share purchase warrants during the nine month period ended November 30, 2012 are as follows:

Number of warrants
Balance, February 29, 2012	50,800,333
Issued
Exercised	(9,602,701)
Expired	(100,000)
Balance, November 30, 2012	41,097,632

Details of the share purchase warrants outstanding as at November 30, 2012 are as follows:

Number of	Exercise price
warrants	CDN$	Expiry Date
21,027,632 *	0.20	January 11, 2013
20,070,000	0.35	January 31, 2013
41,097,632

*See Note 7

The warrants outstanding as at November 30, 2012 have a weighted average remaining contractual life of 0.14 years (February 29, 2012 - 0.84 years).

NOTE 6 – COMMON STOCK

Share Issuances:

During the year ended February 29, 2012, the Company issued the following shares:

(a)

On January 16, 2012, the Company completed a non-brokered private placement of 41,666,425 units at a price of CDN$0.18 per unit for gross proceeds of $7,537,877. Each unit consists of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of CDN$0.20 per warrant for one year. Share issuance costs of $100,036 were incurred in connection with this transaction, being $67,336 cash and 194,428 warrants issued at CDN$0.20 for one year and valued at $32,700. No fair value was attributed to the warrants.

(b)	During the year ended February 29, 2012, 2,928,750 options were exercised at prices ranging from CDN$0.10 to CDN$0.32 per share for proceeds of $538,365.

(c)	During the year ended February 29, 2012, 2,275,000 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 per share for proceeds of $319,105.

(d)

The Company issued 1,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.67 per share for a total fair value of $669,384 (Note 4).During the year ended February 28, 2011, the Company issued the following shares:

(a)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 4,960,476 units at CDN$0.05 per unit for total proceeds of $249,958. Each unit consisted of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a period of two years expiring June 29, 2012. No fair value was attributed to the warrants.

(b)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 13,636,363 units at CDN$0.055 per unit for total proceeds of $756,076. Each unit consisted of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a two year period expiring on November 4, 2012. No fair value was attributed to the warrants.

(c)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 4,385,000 units at CDN$0.05 per unit for total proceeds of $220,960. Each unit consists of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a period of two years expiring November 4, 2012. No fair value was attributed to the warrants.

(d)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 28,430,000 units at CDN$0.25 per unit for total proceeds of $7,162,479. Each unit consisted of one common share plus one share purchase warrant with an exercise price of $0.35 for a period of two years expiring January 17, 2013. No fair value was attributed to the warrants.

(e)	During the year ended February 28, 2011, the Company paid cash payments of $121,888 and issued 210,000 warrants with a fair value of $9,853 to finders.

(f)	During the year ended February 28, 2011, 5,686,000 options were exercised at prices ranging from CDN$0.10 to CDN$0.24 for proceeds of $752,110.

(g)	During the year ended February 28, 2011, 19,574,138 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 for proceeds of $3,988,062.

(h)	The Company issued 6,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.43 per share for a total fair value of $433,343 (Note 4).

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Toronto Stock Exchange Venture Exchange (“TSX-V”) requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

Options granted typically vest immediately except for investor relations that vest quarterly.

The changes in options during the year ended February 29, 2012 and the year ended February 28, 2011 are as follows:

	Year ended		Year ended
	February 29, 2012		February 28, 2011
		Weighted		Weighted
		average		average
		exercise		exercise
	Number of	price	Number of	price
	options	(CDN$)	options	(CDN$)
Options outstanding, beginning of period	10,886,000	$0.75	4,878,000	$0.16
Options granted	9,004,642	0.40	12,394,000	0.76
Options exercised	(2,928,750)	0.18	(5,686,000)	0.32
Options cancelled	(150,000)	1.20	(700,000)	0.47
Options outstanding, end of period	16,811,892	$0.32	10,886,000	$0.75

Options exercisable, end of period	16,474,392	$0.31	10,886,000	$0.75

Details of options outstanding as at February 29, 2012 are as follows:

Weighted average	Weighted average	Number of options
exercise price CDN	contractual life	outstanding
$0.10	0.11 years	498,750
$0.20	1.68 years	7,098,500
$0.32	0.35 years	1,531,500
$0.42	0.46 years	1,690,500
$0.38	1.21 years	4,166,642
$0.59	1.21 years	1,826,000
$0.32	4.27 years	16,811,892

At February 29, 2012 the following share purchase options were outstanding:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 03, 2016
1,826,000	0.59	January 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
16,811,892

During the year ended February 28, 2012, the Company granted 9,004,642 stock options to management, directors and officers of the Company as follows:

On March 4, 2011, the Company granted 871,500 incentive stock options to directors, employees and consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 125%; Risk-free interest rate – 2.72%; Expected life of options – 5 years. The fair value was determined to be $641,926 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On March 4, 2011, the Company granted 450,000 incentive stock options to investor relation consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 128%-143%; Risk-free interest rate –1.17% -2.2%; Expected life of options – 5 years. The fair value was determined to be $160,816 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On June 22, 2011, the Company granted 1,776,000 incentive stock options to directors, employees and consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 121%; Risk-free interest rate – 2.22%; Expected life of options – 5 years. The fair value was determined to be $898,205 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On June 22, 2011, the Company granted 50,000 incentive stock options to investor relation consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%-134%; Risk-free interest rate –1.2% -1.26%; Expected life of options – 5 years. The fair value was determined to be $10,786 and $8,090 was charged to stock based compensation expense and recorded in the additional paid-in capital.

On September 13, 2011, the Company granted 1,690,500 incentive stock options to directors, employees and consultants at a price of CDN$0.42 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 129%; Risk-free interest rate – 1.46%; Expected life of options – 5 years. The fair value was determined to be $665,024 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 12, 2012, the Company granted 3,966,642 incentive stock options to directors, employees and consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 129%; Risk-free interest rate – 1.48%; Expected life of options – 5 years. The fair value was determined to be $1,222,663 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 12, 2012, the Company granted 200,000 incentive stock options to investor relation consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 131%; Risk-free interest rate –1.77% -1.93%; Expected life of options – 5 years. The fair value was determined to be $47,828 and $nil was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 18, 2012, the Company re-priced the exercise prices of 5,777,000 incentive stock options from $1.20 to $0.20 per share and 1,321,500 incentive stock options from $0.83 to $0.20 per share. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 131%; Risk-free interest rate – 1.21%; Expected life of options – 5 years. The incremental fair value was determined to be $467,201 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

During the year ended February 28, 2011, the Company granted 12,394,000 stock options with a fair value of $6,217,121 to management, directors and officers of the Company as follows: On July 12, 2010, the Company granted 496,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%; Risk-free interest rate – 2.6%; Expected life of options – 5 years. The fair value was determined to be $33,045 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On September 2, 2010, the Company granted 420,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%; Risk-free interest rate – 2.0%; Expected life of options – 5 years. The fair value was determined to be $27,316 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On October 25, 2010, the Company granted 700,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 132%; Risk-free interest rate – 1.9%; Expected life of options – 5 years. The fair value was determined to be $40,958 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On November 17, 2010, the Company granted 2,352,500 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 128%; Risk-free interest rate – 2.3%; Expected life of options – 5 years. The fair value was determined to be $288,027 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 11, 2011, the Company granted 2,298,500 incentive stock options to directors, employees and consultants at a price of $0.32 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 146%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $552,524 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 11, 2011, the Company paid a cash payment of $10,000 and granted 200,000 incentive stock options to a third party at a price of $0.32 for a 5 year term to settle a debt of $21,000. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 146%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $48,488 and was charged to debt settlement and recorded in additional paid-in capital of $48,488. A loss of $37,488 resulted from this settlement.

On February 11, 2011, the Company granted 5,927,000 incentive stock options to directors, employees and consultants at a price of CDN$1.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 167%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $5,226,763 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

Share purchase warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

Number of warrants
Balance, February 28, 2010	4,971,136
Issued with private placements	51,621,839
Exercised	(19,574,138)
Expired	(4,971,136)
Balance, February 28, 2011	32,047,701
Issued with private placements	21,027,632
Exercised	(2,275,000)
Balance, February 29, 2012	50,800,333

At February 29, 2012 the following share purchase warrants were outstanding:

Number of	Exercise price	Expiry date
warrants	CDN$
1,778,156	0.10	June 29, 2012
7,924,545	0.10	November 12, 2012
21,027,632	0.20	January 11, 2013
20,070,000	0.35	January 31, 2013
50,800,333

INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES [Text Block]

NOTE 7 – INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended	Year ended
	February 29, 2012	February 28, 2011
Net profit (loss)	$8,505,659	$(31,208,831)

Statutory tax rate	26.25%	28.17%
Expected income tax recovery at the statutory tax rate	2,232,735	(8,791,528)
Non-deductible items and other	(2,894,832)	8,277,379
Effect of reduction in tax rates	31,528	56,039
Expiration of non-capital losses	-	15,695
Change in valuation allowance	630,569	442,415
Income tax expenses (recovery)	$-	$-

Temporary differences that give rise to the following deferred income tax assets are:

	February 29,	February 28,
	2012	2011
Non-capital loss carry-forwards	$1,219,328	$521,286
Mineral properties	2,150,624	2,210,651
Share issuance costs	35,406	42,052
Equipment	43,666	44,466
	3,449,024	2,818,455
Valuation allowance	(3,449,024)	(2,818,455)
	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian
	non-capital			Share issue
	losses	Resource pools	Equipment	costs
2015	$457	$-	$-	$-
2026	66,409	-	-	-
2027	56,926	-	-	-
2028	329,866	-	-	-
2029	424,141	-	-	-
2030	398,041	-	-	-
2031	714,183	-	-	-
2032	2,887,290	-	-	-
No expiry	-	12,125,297	175,710	141,623
	$4,877,313	$12,125,297	$175,710	$141,623

NON CASH TRANSACTIONS	12 Months Ended
Feb. 29, 2012
NON CASH TRANSACTIONS [Text Block]

NOTE 9 – NON CASH TRANSACTIONS

The Company incurred the following non-cash transactions that are not reflected in the statements of cash flows:

	Year ended
	February 29,	February 28,
	2012	2011
Fair value of shares issued on acquisition of unproven mineral properties	$669,384	$433,343
Fair value of incentive stock options issued for debt settlement	$-	$48,488

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to November 30, 2012, the Company applied to the TSX-V for approval to extend the expiry date of 20,833,204 common share purchase warrants issued on January 11, 2012 from January 11, 2013 to January 11, 2014. These warrants were issued as part of a private placement transaction and are exercisable into 20,833,204 common shares of the Company at a price of $0.20 per share. Approval was received from the TSX-V on December 20, 2012.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. See Note 3.

NOTE 10 - SUBSEQUENT EVENTS

(a)	Subsequent to February 29, 2012, the Company made option payments of $60,000 and exercised of its option to acquire the 2% NSR in the American Potash Property for $300,000 (Note 4).

(b)	Subsequent to February 29, 2012, the Company issued 250,000 shares as option payments to the Holbrook Basin Property (Note 4).

(c)

Subsequent to February 29, 2012, the Company entered into a definitive agreement to acquire the Fitzgerald Ranch (Note 4). The purchase price is $15,000,000 and the $225,000 deposit made prior to February 29, 2012 will be used toward the purchase price. The closing of the sale is expected to take place on December 18, 2012.